Unaudited interim condensed consolidated statements of comprehensive loss - EUR (€)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Unaudited interim condensed consolidated statements of comprehensive loss
Revenue	€ 10,327,000	€ 9,981,000
Cost of sales	6,450,000	6,208,000
Gross profit	3,877,000	3,773,000
Research and development expenses	4,614,000	4,335,000
General administrative expenses	7,906,000	11,596,000
Selling expenses	2,394,000	1,949,000
Impairment of financial assets	154,000	95,000
Other operating income	733,000	366,000
Other operating expenses	1,000	34,000
Operating loss	(10,459,000)	(13,870,000)
Changes in fair value of warrants	238,000
Interest and similar income	1,000
Interest and similar expense	859,000	259,000
Financial costs, net	(620,000)	(259,000)
Loss before taxes from continuing operations	(11,079,000)	(14,129,000)
Income tax expenses	4,000
Loss for the period from continuing operations	(11,083,000)	(14,129,000)
Net income from discontinued operations, net of tax	4,601,000	9,240,000
Loss for the period	(6,482,000)	(4,889,000)
Other comprehensive income, all attributable to equity holders of the parent	94,000	121,000
Total comprehensive loss	(6,388,000)	(4,768,000)
Attributable to:
Equity holders of the parent	(6,415,000)	(4,803,000)
Noncontrolling interests from discontinued operations	27,000	35,000
Total comprehensive loss	€ (6,388,000)	€ (4,768,000)
Net loss per share - Continuing operations - Basic (in EUR)	€ (0.48)	€ (0.63)
Net loss per share - Continuing operations - Diluted (in EUR)	(0.48)	(0.63)
Net loss per share - Loss attributable to parent - Basic (in EUR)	(0.28)	(0.22)
Net loss per share - Loss attributable to parent - Diluted (in EUR)	€ (0.28)	€ (0.22)